Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	SEI Insurance Products Trust
Central Index Key	0001580641
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Class II Prospectus | VP DEFENSIVE STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPNX
Class II Prospectus | VP CONSERVATIVE STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPTX
Class II Prospectus | VP MODERATE STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPYX
Class II Prospectus | VP MARKET PLUS STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPPX
Class II Prospectus | VP BALANCED STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPUX
Class II Prospectus | VP MARKET GROWTH STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPRX
Class III Prospectus | VP DEFENSIVE STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPDX
Class III Prospectus | VP CONSERVATIVE STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVCSX
Class III Prospectus | VP MODERATE STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPMX
Class III Prospectus | VP MARKET PLUS STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPAX
Class III Prospectus | VP BALANCED STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVCMX
Class III Prospectus | VP MARKET GROWTH STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPGX